Interests in associates	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Interests in associates
14	Interests in associates
See accounting policies in notes 36(A)(iv)-(v) and (L)(i).

2022
$
Interests in associates (note 33(C))	788,472

On December 30, 2022, the Group acquired 74.39% of the issued share capital of ACT Genomics, obtaining control of ACT Genomics.
Particulars of associates of the Group are as follows:

	Place of	Particular
Name of	incorporation/	of issued and	Proportion of nominal value of
an associate	operation	paid-up capital	issue capital held by the Company				Principal activity
			2022		2021
			Directly Indirectly		Directly Indirectly
			%	%	%	%
アクトメッド株式会社 (“ACTmed Co., Ltd.” )	Japan	1,347 ordinary shares	—	24.85	—	—	Precise cancer genetic testing services
CERBACT Asia Holdings Pte. Ltd. (“CERBACT”)	Singapore	100 ordinary shares	—	26.04	—	—	Investment holdings
ACTmed Co., Ltd. is an unlisted corporate entity whose quoted market price is not available. The associate is accounted for using the equity method in the consolidated financial statements. At December 31, 2022, the carrying amount of the Group’s interests in the associate is nil as the Group’s share of loss has exceeded its investment in the associate. The Group will not resume recognition of its share of any future profits in the associate until its share of such profits equals the cumulative share of losses not recognized in past years.
CERBACT Asia Holdings Pte. Ltd. (“CERBACT”) was incorporated on July 12, 2021 as a limited liability company in Singapore. CERBACT is not individually material to the Group.
Aggregate Information of associates that are not individually material:

2022
$
Aggregate carrying amount of individually immaterial associates in the consolidated financial statements	788,472
Aggregate amounts of the Group’s share of those associates’ loss and total comprehensive income	—